Subsequent events (Details) $ in Millions, $ in Millions	Feb. 26, 2025 CAD ($)	Feb. 11, 2025 USD ($)
Westbrick Energy Ltd
Disclosure of non-adjusting events after reporting period [line items]
Total facility amount	$ 450.0
Total share consideration	14.2
Major business combination | Westbrick Energy Ltd
Disclosure of non-adjusting events after reporting period [line items]
Total consideration	$ 1,075.0
Major Financing Transactions | Senior Unsecured Notes 2033
Disclosure of non-adjusting events after reporting period [line items]
Total facility amount		$ 400.0
Annual interest rate		7.25%